Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
Banks — 2.1%
Ameris Bancorp	1,158,791	$ 104,592,476
Prosperity Bancshares, Inc.	1,080,728	78,925,566
		$ 183,518,042
Building Products — 9.3%
Advanced Drainage Systems, Inc.	491,850	$ 77,200,776
Carlisle Cos., Inc.	1,073,686	389,479,596
Lennox International, Inc.	387,647	222,102,349
Simpson Manufacturing Co., Inc.	624,025	130,639,634
		$ 819,422,355
Capital Markets — 8.8%
Affiliated Managers Group, Inc.	785,100	$ 265,677,840
FactSet Research Systems, Inc.	176,713	40,658,127
Houlihan Lokey, Inc.	750,554	100,671,808
Morningstar, Inc.	842,288	131,413,774
SEI Investments Co.	2,726,941	239,179,995
		$ 777,601,544
Chemicals — 2.5%
RPM International, Inc.	1,984,361	$ 220,561,725
		$ 220,561,725
Consumer Staples Distribution & Retail — 2.8%
Casey's General Stores, Inc.	127,920	$ 101,669,537
Performance Food Group Co.(1)	486,919	54,432,675
Sprouts Farmers Market, Inc.(1)	1,055,001	89,231,984
		$ 245,334,196
Containers & Packaging — 6.4%
AptarGroup, Inc.	1,732,643	$ 216,926,904
Avery Dennison Corp.	1,590,711	258,251,931
Ball Corp.	1,326,083	82,747,579
		$ 557,926,414
Distributors — 2.7%
LKQ Corp.	2,983,289	$ 78,549,999
Pool Corp.	734,459	157,835,239
		$ 236,385,238
Security	Shares	Value
Diversified Consumer Services — 1.3%
Service Corp. International(2)	1,460,850	$ 110,966,166
		$ 110,966,166
Electronic Equipment, Instruments & Components — 3.8%
CDW Corp.	961,325	$ 135,200,748
Insight Enterprises, Inc.(1)(3)	1,610,624	196,174,003
		$ 331,374,751
Financial Services — 3.6%
Jack Henry & Associates, Inc.	1,060,654	$ 146,094,482
WEX, Inc.(1)(2)	1,209,692	170,675,444
		$ 316,769,926
Ground Transportation — 3.3%
J.B. Hunt Transport Services, Inc.	458,273	$ 132,637,954
Saia, Inc.(1)	373,843	157,447,718
		$ 290,085,672
Health Care Equipment & Supplies — 1.0%
Envista Holdings Corp.(1)	3,316,824	$ 87,398,312
		$ 87,398,312
Health Care Providers & Services — 1.5%
HealthEquity, Inc.(1)	1,488,394	$ 134,431,746
		$ 134,431,746
Hotels, Restaurants & Leisure — 5.2%
Aramark	4,955,352	$ 281,959,529
Choice Hotels International, Inc.(2)	1,625,111	179,200,990
		$ 461,160,519
Insurance — 6.5%
Kinsale Capital Group, Inc.	213,873	$ 70,537,454
Markel Group, Inc.(1)	128,725	251,401,212
W.R. Berkley Corp.	3,580,233	252,513,834
		$ 574,452,500
IT Services — 2.3%
GoDaddy, Inc., Class A(1)	2,373,597	$ 201,470,913
		$ 201,470,913
Life Sciences Tools & Services — 1.8%
Bio-Techne Corp.	2,211,170	$ 156,219,161
		$ 156,219,161

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 4.9%
Graco, Inc.	1,158,413	$ 87,587,607
IDEX Corp.	800,985	181,783,546
Nordson Corp.	543,614	164,002,907
		$ 433,374,060
Marine Transportation — 2.0%
Kirby Corp.(1)	1,262,546	$ 171,668,380
		$ 171,668,380
Professional Services — 9.0%
Booz Allen Hamilton Holding Corp.	258,596	$ 15,689,019
Broadridge Financial Solutions, Inc.	310,670	42,546,257
CACI International, Inc., Class A(1)	593,660	275,018,932
Jacobs Solutions, Inc.	1,054,491	132,865,866
Parsons Corp.(1)	1,575,583	82,544,793
TransUnion	3,321,110	239,584,875
		$ 788,249,742
Real Estate Management & Development — 2.7%
Jones Lang LaSalle, Inc.(1)	761,488	$ 236,023,206
		$ 236,023,206
Software — 9.5%
Bentley Systems, Inc., Class B(2)	2,774,797	$ 82,938,682
Blackbaud, Inc.(1)(2)(3)	2,482,691	73,537,308
Dolby Laboratories, Inc., Class A(2)	2,194,706	115,397,642
Manhattan Associates, Inc.(1)	1,297,337	180,654,177
Trimble, Inc.(1)	4,385,917	224,471,283
Tyler Technologies, Inc.(1)	539,546	157,795,623
		$ 834,794,715
Specialty Retail — 4.8%
Burlington Stores, Inc.(1)	1,010,579	$ 320,151,427
Ulta Beauty, Inc.(1)	231,335	104,327,458
		$ 424,478,885
Total Common Stocks (identified cost $5,421,768,654)		$8,593,668,168

Short-Term Investments — 4.4%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(4)	171,984,340	$ 171,984,340
Total Affiliated Fund (identified cost $171,984,340)		$ 171,984,340

Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(5)	213,695,417	$ 213,695,417
Total Securities Lending Collateral (identified cost $213,695,417)		$ 213,695,417
Total Short-Term Investments (identified cost $385,679,757)		$ 385,679,757
Total Investments — 102.2% (identified cost $5,807,448,411)		$8,979,347,925
Other Assets, Less Liabilities — (2.2)%		$ (191,218,640)
Net Assets — 100.0%		$8,788,129,285
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $239,045,405 and the total market value of the collateral received by the Fund was $246,698,020, comprised of cash of $213,695,417 and U.S. government and/or agencies securities of $33,002,603.
(3)	Affiliated company.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at June 30, 2026.

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2026, the value of the Fund's investment in affiliated companies and in funds that may be deemed to be affiliated was $441,695,651, which represents 5.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
Affiliated Managers Group, Inc.	$304,248,840	$ —	$ (143,545,820)	$106,879,883	$ (1,905,063)	$ —(1)	$32,189	—(1)
Blackbaud, Inc.	159,661,858	—	—	—	(86,124,550)	73,537,308	—	2,482,691
Choice Hotels International, Inc.	276,263,245	—	(99,871,492)	(13,723,546)	16,532,783	—(1)	—	—(1)
Dolby Laboratories, Inc., Class A	350,027,637	—	(165,516,581)	(64,256,176)	(4,857,238)	—(1)	3,887,967	—(1)
Insight Enterprises, Inc.	—	63,040,009	(14,926,383)	4,202,998	17,817,248	196,174,003	—	1,610,624
WEX, Inc.	305,347,803	—	(107,990,254)	(3,070,973)	(23,611,132)	—(1)	—	—(1)
Short-Term Investments
Liquidity Fund, Institutional Class(2)	228,331,182	2,677,719,682	(2,734,066,524)	—	—	171,984,340	4,511,076	171,984,340
Total				$30,032,186	$(82,147,952)	$441,695,651	$8,431,232
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Company is no longer an affiliate as of June 30, 2026.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$8,593,668,168*	$ —	$ —	$8,593,668,168
Short-Term Investments:
Affiliated Fund	171,984,340	—	—	171,984,340
Securities Lending Collateral	213,695,417	—	—	213,695,417
Total Investments	$8,979,347,925	$—	$—	$8,979,347,925
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.